Finance Leases Payable (Tables)	12 Months Ended
Oct. 31, 2019
Schedule of related lease liabilities are payable

	Future minimum lease payments	Interest	Total
Less than one year	$129,876	$14,535	$144,411
Between one and five years	12,329	551	12,880
	$142,205	$15,086	$157,291

As at October 31, 2018, the related lease liabilities are payable as follow:

	Future minimum lease payments	Interest	Total
Less than one year	$99,134	$25,762	$124,896
Between one and five years	97,680	8,080	105,760
	$196,814	$33,842	$230,656